Debt (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

The key terms of these facilities were as follows:

Facility	Currency	Interest Rate (1)	Effective Interest Rate (2)	Facility Maturity Date	Principal Outstanding as of June 30, 2024 (Local Currency)	Principal Outstanding at June 30, 2024 (USD)
Term Loan Facility (USD) (3)	USD	USD SOFR (6) + 0.11%(4) + 2.75% (0.5% floor)	8.2%	Jun-28	$848,968	$848,968
Term Loan Facility (EUR) (5)	EUR	EURIBOR + 3.00% (0% floor)	6.3%	Jun-28	616,058	661,574
Secured Loan Notes (EUR)	EUR	3.00%	3.2%	Jun-29	421,362	452,494
Secured Loan Notes (USD)	USD	4.00%	4.2%	Jun-29	340,581	340,581
Revolving Credit Facility (USD)	USD	BASE + 0.10%(4) + 2.25% (0% floor)	7.7%	Dec-27	53,000	53,000
Revolving Credit Facility (EUR)	EUR	BASE + 2.25% (0% floor)	5.9%	Dec-27	40,000	42,955
Line of Credit	USD	Term SOFR (6) + 2.70%	8.1%	Jun-25	75,000	75,000
Total Principal Outstanding						$2,474,572

(1)
For facilities which utilize the EURIBOR and SOFR rates, a rate floor of 0% and 0.5% applies, respectively.
(2)
The effective interest rate is as of June 30, 2024.
(3)
Represents Term Loan Facility (USD) and USD Incremental Term Loan as defined under the current facilities.
(4)
Represents a credit spread adjustment to reflect the historical difference between LIBOR and SOFR.
(5)
Represent Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under the current facilities.
(6)
The Term Secured Overnight Financing Rate ("Term SOFR") is the forward-looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.

Schedule of Long-Term Debt

	June 30, 2024	December 31, 2023
Principal Outstanding	$2,474,572	$2,519,857
Unamortized debt issuance cost	(23,177)	(18,024)
Total	2,451,395	2,501,833
Short-term debt	10,190	10,190
Non-current debt	$2,441,205	$2,491,643

Schedule of Maturities of Non Current Debt	Maturity requirements on debt as of June 30, 2024 by year are as follows:

Remainder 2024	$5,095
2025	85,190
2026	10,190
2027	106,145
2028	1,474,877
2029 and thereafter	793,075
Total	$2,474,572